Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Strategy K-1 Free ETF

September 30, 2022 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—99.2%
MONEY MARKET FUNDS—4.3%
Invesco Government & Agency Portfolio, 2.58% (a)	41,797,574	$ 41,797,574
Total Money Market Funds		41,797,574
U.S. TREASURIES—94.9%
U.S. Treasury Bills
2.28%, 10/04/2022 (b)	2,000,000	$ 1,999,878
1.11%, 10/06/2022 (b)	53,000,000	52,989,676
2.42%, 10/11/2022 (b)	50,000,000	49,972,750
1.17%, 10/13/2022 (b)	25,500,000	25,481,878
2.49%, 10/18/2022 (b)	46,000,000	45,953,006
1.25%, 10/20/2022 (b)	44,000,000	43,948,107
2.56%, 10/25/2022 (b)(c)	60,000,000	59,907,279
1.35%, 10/27/2022 (b)(c)	91,000,000	90,844,390
1.45%, 11/03/2022 (b)(c)	36,200,000	36,117,290
2.72%, 11/08/2022 (b)	42,000,000	41,887,230
1.38%, 11/10/2022 (b)(c)	57,000,000	56,836,978
2.86%, 11/15/2022 (b)	18,000,000	17,938,886
1.50%, 11/17/2022 (b)(c)	97,000,000	96,658,318
2.93%, 11/22/2022 (b)	50,000,000	49,796,788
1.48%, 11/25/2022 (b)(c)	87,000,000	86,639,979
1.59%, 12/01/2022 (b)(c)	76,500,000	76,137,980
1.73%, 12/08/2022 (b)(c)	18,000,000	17,901,776
3.14%, 12/15/2022 (b)	27,000,000	26,847,015
2.76%, 12/22/2022 (b)	14,500,000	14,397,909
2.86%, 12/29/2022 (b)(c)	35,000,000	34,729,629
2.50%, 01/05/2023 (b)	3,000,000	2,974,771
2.96%, 02/09/2023 (b)	6,000,000	5,923,955
Total U.S. Treasuries		935,885,468
Total Short-Term Investments		977,683,042
Total Investments (Cost $978,290,306)—99.2%		977,683,042
Other Assets in Excess of Liabilities—0.8%		8,321,469
Net Assets—100.0%		$986,004,511

(a)	The rate shown is the 7 day yield as of September 30, 2022.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $220,233,760.
See accompanying notes to the consolidated financial statements.
0

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Strategy K-1 Free ETF  (continued)

September 30, 2022 (Unaudited)
At September 30, 2022, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Brent Crude Oil	793	11/30/2022	$71,700,929	$66,231,360	$(5,469,569)
Coffee	294	12/19/2022	23,429,534	24,425,888	996,354
Copper	463	12/28/2022	41,991,494	39,499,687	(2,491,807)
Corn	1,730	12/14/2022	53,399,763	58,603,750	5,203,987
Cotton	245	12/07/2022	14,798,939	10,454,150	(4,344,789)
Gasoline	209	10/31/2022	22,844,189	20,802,104	(2,042,085)
Gold	783	12/28/2022	136,939,803	130,917,600	(6,022,203)
KC Wheat	404	12/14/2022	17,558,762	20,028,300	2,469,538
Lean Hog	494	12/14/2022	16,592,688	15,062,060	(1,530,628)
Live Cattle	609	12/30/2022	36,664,602	35,821,380	(843,222)
LME Aluminum Base Metal *	550	11/14/2022	33,955,155	29,607,188	(4,347,967)
LME Nickel Base Metal *	210	11/14/2022	28,155,070	26,529,300	(1,625,770)
LME Zinc Base Metal *	331	11/14/2022	29,328,683	24,833,275	(4,495,408)
Low Sulfur Gasoil	352	11/10/2022	33,817,859	33,149,600	(668,259)
Natural Gas	2,025	10/27/2022	166,016,177	137,011,500	(29,004,677)
New York Harbor ULSD	186	10/31/2022	25,598,063	25,167,139	(430,924)
Silver	400	12/28/2022	41,033,078	38,078,000	(2,955,078)
Soybean	780	11/14/2022	60,372,615	53,225,250	(7,147,365)
Soybean Meal	800	12/14/2022	31,955,523	32,240,000	284,477
Soybean Oil	838	12/14/2022	38,162,885	30,952,368	(7,210,517)
Sugar	1,281	2/28/2023	25,674,278	25,365,850	(308,428)
Wheat	713	12/14/2022	28,818,518	32,851,475	4,032,957
WTI Crude Oil	952	10/20/2022	85,398,453	75,674,480	(9,723,973)
					$(77,675,356)
Short Contract Positions
LME Aluminum Base Metal *	(7)	11/14/2022	(372,852)	(376,819)	(3,967)
LME Nickel Base Metal *	(3)	11/14/2022	(398,310)	(378,990)	19,320
LME Zinc Base Metal *	(4)	11/14/2022	(293,583)	(300,100)	(6,517)
					$8,836
					$(77,666,520)

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.
See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

September 30, 2022 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—102.0%
MONEY MARKET FUNDS—3.5%
Invesco Government & Agency Portfolio, 2.58% (a)	9,362,589	$ 9,362,589
Total Money Market Funds		9,362,589
U.S. TREASURIES—98.5%
U.S. Treasury Bills
1.11%, 10/06/2022 (b)	9,000,000	$ 8,998,247
2.40%, 10/11/2022 (b)	16,000,000	15,991,280
1.17%, 10/13/2022 (b)(c)	19,400,000	19,386,213
2.46%, 10/18/2022 (b)	14,000,000	13,985,698
1.27%, 10/20/2022 (b)	18,000,000	17,978,771
2.59%, 10/25/2022 (b)(c)	21,000,000	20,967,548
1.36%, 10/27/2022 (b)	12,000,000	11,979,480
1.65%, 11/03/2022 (b)(c)	31,000,000	30,929,171
2.72%, 11/08/2022 (b)	8,000,000	7,978,520
1.39%, 11/10/2022 (b)	11,000,000	10,968,540
2.86%, 11/15/2022 (b)	4,000,000	3,986,419
1.48%, 11/17/2022 (b)(c)	16,000,000	15,943,640
2.95%, 11/22/2022 (b)	5,000,000	4,979,679
1.47%, 11/25/2022 (b)	12,000,000	11,950,342
1.58%, 12/01/2022 (b)(c)	19,000,000	18,910,086
2.15%, 12/08/2022 (b)	23,000,000	22,874,491
2.72%, 12/15/2022 (b)(c)	6,000,000	5,966,003
2.33%, 12/22/2022 (b)(c)	13,500,000	13,404,950
3.25%, 12/29/2022 (b)	10,000,000	9,922,751
Total U.S. Treasuries		267,101,829
Total Short-Term Investments		276,464,418
Total Investments (Cost $276,619,277)—102.0%		276,464,418
Liabilities in Excess of Other Assets—(2.0%)		(5,302,062)
Net Assets—100.0%		$271,162,356

(a)	The rate shown is the 7 day yield as of September 30, 2022.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $65,263,775.
See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF  (continued)

September 30, 2022 (Unaudited)
At September 30, 2022, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Brent Crude Oil	224	1/31/2023	$20,522,589	$18,079,040	$(2,443,549)
Coffee	83	3/21/2023	6,482,432	6,615,619	133,187
Copper	131	3/29/2023	11,898,221	11,115,350	(782,871)
Corn	488	3/14/2023	15,256,179	16,689,600	1,433,421
Cotton	69	3/09/2023	3,347,230	2,879,025	(468,205)
Gasoline	59	2/28/2023	5,834,477	5,516,028	(318,449)
Gold	221	2/24/2023	40,138,789	37,236,290	(2,902,499)
KC Wheat	114	3/14/2023	4,986,777	5,615,925	629,148
Lean Hog	139	2/14/2023	5,105,880	4,416,030	(689,850)
Live Cattle	172	2/28/2023	10,662,889	10,364,720	(298,169)
LME Aluminum Base Metal *	169	11/14/2022	11,761,239	9,097,481	(2,663,758)
LME Aluminum Base Metal *	159	1/16/2023	9,420,602	8,620,781	(799,821)
LME Aluminum Base Metal *	158	3/13/2023	9,107,950	8,627,787	(480,163)
LME Nickel Base Metal *	65	11/14/2022	11,107,320	8,211,450	(2,895,870)
LME Nickel Base Metal	61	1/16/2023	7,770,836	7,735,044	(35,792)
LME Nickel Base Metal	60	3/13/2023	8,527,084	7,644,240	(882,844)
LME Zinc Base Metal *	102	11/14/2022	9,223,587	7,652,550	(1,571,037)
LME Zinc Base Metal *	97	1/16/2023	7,144,691	7,176,788	32,097
LME Zinc Base Metal *	95	3/13/2023	7,447,683	6,929,063	(518,620)
Low Sulfur Gasoil	99	3/10/2023	9,113,581	8,481,825	(631,756)
Natural Gas	571	2/24/2023	41,067,583	34,419,880	(6,647,703)
New York Harbor ULSD	53	2/28/2023	7,148,088	6,558,464	(589,624)
Silver	113	3/29/2023	11,691,983	10,838,960	(853,023)
Soybean	220	3/14/2023	15,970,492	15,215,750	(754,742)
Soybean Meal	226	3/14/2023	9,304,587	8,976,720	(327,867)
Soybean Oil	237	3/14/2023	9,009,630	8,549,064	(460,566)
Sugar	362	2/28/2023	7,884,597	7,168,179	(716,418)
Wheat	201	3/14/2023	8,299,453	9,366,600	1,067,147
WTI Crude Oil	269	2/21/2023	22,500,176	20,328,330	(2,171,846)
					$(27,610,042)
Short Contract Positions
LME Aluminum Base Metal *	(169)	11/14/2022	(10,000,993)	(9,097,481)	903,512
LME Aluminum Base Metal *	(159)	1/16/2023	(9,118,107)	(8,620,781)	497,326
LME Aluminum Base Metal *	(5)	3/13/2023	(277,526)	(273,031)	4,495
LME Nickel Base Metal *	(65)	11/14/2022	(8,255,664)	(8,211,450)	44,214
LME Nickel Base Metal *	(61)	1/16/2023	(8,633,896)	(7,735,044)	898,852
LME Nickel Base Metal *	(2)	3/13/2023	(275,440)	(254,808)	20,632
LME Zinc Base Metal *	(102)	11/14/2022	(7,585,894)	(7,652,550)	(66,656)
LME Zinc Base Metal *	(97)	1/16/2023	(7,674,903)	(7,176,788)	498,115
LME Zinc Base Metal *	(3)	3/13/2023	(225,776)	(218,813)	6,963
					$2,807,453
					$(24,802,589)

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.
See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF

September 30, 2022 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—106.5%
MONEY MARKET FUNDS—4.6%
Invesco Government & Agency Portfolio, 2.58% (a)	1,253,845	$ 1,253,845
Total Money Market Funds		1,253,845
U.S. TREASURIES—101.9%
U.S. Treasury Bills
2.16%, 10/04/2022 (b)	1,500,000	$ 1,499,908
1.53%, 10/06/2022 (b)(c)	2,000,000	1,999,610
2.39%, 10/11/2022 (b)	1,500,000	1,499,182
1.15%, 10/13/2022 (b)(c)	1,500,000	1,498,934
2.43%, 10/18/2022 (b)	5,000,000	4,994,892
1.30%, 10/20/2022 (b)(c)	1,500,000	1,498,231
2.84%, 11/15/2022 (b)	5,000,000	4,983,024
2.76%, 12/22/2022 (b)(c)	10,000,000	9,929,593
Total U.S. Treasuries		27,903,374
Total Short-Term Investments		29,157,219
Total Investments (Cost $29,159,438)—106.5%		29,157,219
Liabilities in Excess of Other Assets—(6.5%)		(1,778,562)
Net Assets—100.0%		$27,378,657

(a)	The rate shown is the 7 day yield as of September 30, 2022.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $7,672,262.
At September 30, 2022, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Copper	106	12/28/2022	$9,610,181	$9,043,125	$(567,056)
LME Aluminum Base Metal *	124	11/14/2022	7,659,436	6,675,075	(984,361)
LME Nickel Base Metal *	47	11/14/2022	6,292,506	5,937,510	(354,996)
LME Zinc Base Metal *	75	11/14/2022	6,647,287	5,626,875	(1,020,412)
					$(2,926,825)

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.
See accompanying Notes to Portfolio of  Investments.

Notes to Consolidated Schedule of Portfolio of Investments

September 30, 2022 (Unaudited)
1.    Summary of Significant Accounting Policies
The Funds’ consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures and disclosure of contingent assets and liabilities in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies.
Investment Valuation:
The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).
NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.
In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less when originally acquired are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.
Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation.
In certain instances, such as when reliable market quotations are not readily available or are not deemed to reflect current market values, the Funds’ investments will be valued in accordance with the Trust’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Funds’ NAV Calculation Time that may materially affect the value of the Funds’ investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”
When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.
Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:
•	Level 1— Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.
•	Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3— Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. For each of the Funds, there were no Level 3 investments held for the period ended September 30, 2022.